Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LAUDUS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2013
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

(the “Trust”)

Laudus Mondrian Global Government Fixed Income Fund

(formerly Laudus Mondrian Global Fixed Income Fund)

Laudus Mondrian International Government Fixed Income Fund

(formerly Laudus Mondrian International Fixed Income Fund)

(the “Funds”)

Supplement dated March 3, 2014

to the Summary Prospectus dated February 28, 2014, and Statutory Prospectus dated July 29, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Statutory Prospectus and should be read in conjunction with those documents.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on February 25, 2014, the Board of Trustees of the Trust (the “Board”) approved certain changes to each Fund’s investment program. In particular, the Board approved changes to each Fund’s (1) name; and (2) principal investment strategies, including each Fund’s non-fundamental policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “Names Policy”).

Accordingly, the following changes are made to the Summary Prospectus and Statutory Prospectus effective May 5, 2014.

1. Change to Fund Name

The Laudus Mondrian Global Fixed Income Fund name will change to Laudus Mondrian Global Government Fixed Income Fund, and the Laudus Mondrian International Fixed Income Fund name will change to Laudus Mondrian International Government Fixed Income Fund.

2. Change to Principal Investment Strategies

Laudus Mondrian Global Government Fixed Income Fund

The last sentence in the first paragraph of the “Principal investment strategies” section on page 1 of the Summary Prospectus and on page 13 and 27 of the Statutory Prospectus will be deleted and replaced in its entirety with the following:

The fund may invest up to 20% of its net assets (determined at time of purchase) in corporate debt securities.

The third paragraph of the “Principal investment strategies” section on page 2 of the Summary Prospectus and on page 14 and 27 of the Statutory Prospectus will be deleted and replaced in its entirety with the following:

Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in fixed income securities issued by governments, government agencies or instrumentalities including government-sponsored entities and supra-national entities. The fund will notify its shareholders at least 60 days before changing this policy.

Laudus Mondrian International Government Fixed Income Fund

The last sentence in the first paragraph of the “Principal investment strategies” section on page 1 of the Summary Prospectus and page 9 of the Statutory Prospectus will be deleted and replaced in its entirety with the following:

The fund may invest up to 20% of its net assets (determined at time of purchase) in corporate debt securities.

The third paragraph of the “Principal investment strategies” section on page 1 of the Summary Prospectus and page 9 and 23 of the Statutory Prospectus will be deleted and replaced in its entirety with the following:

Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in fixed income securities issued by governments, government agencies or instrumentalities including government-sponsored entities and supra-national entities. The fund will notify its shareholders at least 60 days before changing this policy.

Laudus Mondrian Global Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

(the “Trust”)

Laudus Mondrian Global Government Fixed Income Fund

(formerly Laudus Mondrian Global Fixed Income Fund)

Supplement dated March 3, 2014

to the Summary Prospectus dated February 28, 2014, and Statutory Prospectus dated July 29, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Statutory Prospectus and should be read in conjunction with those documents.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on February 25, 2014, the Board of Trustees of the Trust (the “Board”) approved certain changes to each Fund’s investment program. In particular, the Board approved changes to each Fund’s (1) name; and (2) principal investment strategies, including each Fund’s non-fundamental policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “Names Policy”).

Accordingly, the following changes are made to the Summary Prospectus and Statutory Prospectus effective May 5, 2014.

1. Change to Fund Name

The Laudus Mondrian Global Fixed Income Fund name will change to Laudus Mondrian Global Government Fixed Income Fund, and the Laudus Mondrian International Fixed Income Fund name will change to Laudus Mondrian International Government Fixed Income Fund.

2. Change to Principal Investment Strategies

Laudus Mondrian Global Government Fixed Income Fund

The last sentence in the first paragraph of the “Principal investment strategies” section on page 1 of the Summary Prospectus and on page 13 and 27 of the Statutory Prospectus will be deleted and replaced in its entirety with the following:

The fund may invest up to 20% of its net assets (determined at time of purchase) in corporate debt securities.

The third paragraph of the “Principal investment strategies” section on page 2 of the Summary Prospectus and on page 14 and 27 of the Statutory Prospectus will be deleted and replaced in its entirety with the following:

Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in fixed income securities issued by governments, government agencies or instrumentalities including government-sponsored entities and supra-national entities. The fund will notify its shareholders at least 60 days before changing this policy.

Laudus Mondrian International Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

(the “Trust”)

Laudus Mondrian International Government Fixed Income Fund

(formerly Laudus Mondrian International Fixed Income Fund)

Supplement dated March 3, 2014

to the Summary Prospectus dated February 28, 2014, and Statutory Prospectus dated July 29, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Statutory Prospectus and should be read in conjunction with those documents.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on February 25, 2014, the Board of Trustees of the Trust (the “Board”) approved certain changes to each Fund’s investment program. In particular, the Board approved changes to each Fund’s (1) name; and (2) principal investment strategies, including each Fund’s non-fundamental policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “Names Policy”).

Accordingly, the following changes are made to the Summary Prospectus and Statutory Prospectus effective May 5, 2014.

1. Change to Fund Name

The Laudus Mondrian Global Fixed Income Fund name will change to Laudus Mondrian Global Government Fixed Income Fund, and the Laudus Mondrian International Fixed Income Fund name will change to Laudus Mondrian International Government Fixed Income Fund.

2. Change to Principal Investment Strategies

Laudus Mondrian International Government Fixed Income Fund

The last sentence in the first paragraph of the “Principal investment strategies” section on page 1 of the Summary Prospectus and page 9 of the Statutory Prospectus will be deleted and replaced in its entirety with the following:

The fund may invest up to 20% of its net assets (determined at time of purchase) in corporate debt securities.

The third paragraph of the “Principal investment strategies” section on page 1 of the Summary Prospectus and page 9 and 23 of the Statutory Prospectus will be deleted and replaced in its entirety with the following:

Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in fixed income securities issued by governments, government agencies or instrumentalities including government-sponsored entities and supra-national entities. The fund will notify its shareholders at least 60 days before changing this policy.